FINANCING ACTIVITIES AND OFF-BALANCE SHEET RISK - NARRATIVE (Details)	1 Months Ended				6 Months Ended
	Apr. 30, 2021 USD ($)	Feb. 28, 2021 USD ($) tranche $ / shares	Oct. 31, 2019 USD ($)	Sep. 30, 2019 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Oct. 31, 2020 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)
Debt Instrument [Line Items]
Settlement date basis, equities					2 days
Settlement date basis, options					1 day
Tranche 1 Convertible Note Holders
Debt Instrument [Line Items]
Aggregate proceeds invested, percentage		15.00%
Maximum amount of all warrants		$ 379,800,000
Common Class A | Tranche 1 Convertible Note Holders
Debt Instrument [Line Items]
Conversion price percentage, warrant		70.00%
Exercise price (in dollars per share) | $ / shares		$ 38.29
Preferred Stock | Tranche 1 Convertible Note Holders
Debt Instrument [Line Items]
Conversion price percentage, warrant		70.00%
Exercise price (in dollars per share) | $ / shares		$ 38.29
Outstanding warrants strike price (in dollars per share) | $ / shares		$ 18.60
Convertible notes
Debt Instrument [Line Items]
Number of tranches issued | tranche		2
Interest rate on loan		6.00%
Convertible notes | Common Class A
Debt Instrument [Line Items]
Gross proceeds from IPO offering to trigger convesion		$ 500,000,000
Conversion price percentage, convertible debt		70.00%
Convertible notes | Preferred Stock
Debt Instrument [Line Items]
Gross proceeds from IPO offering to trigger convesion		$ 500,000,000
Conversion price percentage, convertible debt		70.00%
Tranche I Convertible Notes | Convertible notes
Debt Instrument [Line Items]
Notes issued		$ 2,530,000,000
Tranche I Convertible Notes | Convertible notes | Common Class A
Debt Instrument [Line Items]
Conversion price (in dollars per share) | $ / shares		$ 38.29
Tranche I Convertible Notes | Convertible notes | Preferred Stock
Debt Instrument [Line Items]
Conversion price (in dollars per share) | $ / shares		$ 38.29
Tranche II Convertible Notes | Convertible notes
Debt Instrument [Line Items]
Notes issued		$ 1,020,000,000.00
Tranche II Convertible Notes | Convertible notes | Common Class A
Debt Instrument [Line Items]
Conversion price (in dollars per share) | $ / shares		$ 42.12
Tranche II Convertible Notes | Convertible notes | Preferred Stock
Debt Instrument [Line Items]
Conversion price (in dollars per share) | $ / shares		$ 42.12
Revolving Credit Facility | October 2019 Credit Facility | Line of Credit
Debt Instrument [Line Items]
Line of credit facility, amount entered into			$ 200,000,000
Commitment fee percentage			0.10%
Outstanding borrowings, long-term					$ 0	$ 0			$ 0
Revolving Credit Facility | October 2019 Credit Facility | Eurodollar | Line of Credit
Debt Instrument [Line Items]
Variable rate on loan			1.00%
Revolving Credit Facility | October 2019 Credit Facility | Federal Reserve Bank of New York Rate | Line of Credit
Debt Instrument [Line Items]
Variable rate on loan			0.50%
Revolving Credit Facility | October 2019 Credit Facility | Eurodollar, One Month Interest Period | Line of Credit
Debt Instrument [Line Items]
Variable rate on loan			1.00%
Revolving Credit Facility | October 2019 Credit Facility, As Amended | Line of Credit
Debt Instrument [Line Items]
Line of credit facility, amount entered into	$ 625,000,000						$ 600,000,000
Revolving Credit Facility | Line of Credit | September 2019 Credit Facility
Debt Instrument [Line Items]
Line of credit facility, amount entered into				$ 400,000,000
Outstanding borrowings, short-term						$ 0			$ 0
Commitment fee percentage				0.35%
Revolving Credit Facility | Line of Credit | September 2019 Credit Facility | Federal Funds Rate
Debt Instrument [Line Items]
Variable rate on loan				1.25%
Revolving Credit Facility | Line of Credit | September 2019 Credit Facility, As Amended
Debt Instrument [Line Items]
Line of credit facility, amount entered into								$ 550,000,000
Revolving Credit Facility | Line of Credit | April 2021 Credit Facility
Debt Instrument [Line Items]
Line of credit facility, amount entered into	$ 2,200,000,000
Outstanding borrowings, short-term					$ 0
Commitment fee percentage	0.50%
Revolving Credit Facility | Line of Credit | April 2021 Credit Facility, Tranche A | Short-Term Funding Rate
Debt Instrument [Line Items]
Variable rate on loan	1.25%
Revolving Credit Facility | Line of Credit | April 2021 Credit Facility, Tranche B and C | Short-Term Funding Rate
Debt Instrument [Line Items]
Variable rate on loan	2.50%